Financial Risk Management - Maturity profile of the derivative financial instruments (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Financial Risk Management
Derivative financial assets, undiscounted cash flows			€ 2,894
Derivatives	€ (19,567)
Derivative financial assets, carrying amount			1,268
Derivative financial liabilities, carrying amount	(17,193)
Interest rate swaps with a positive fair value
Financial Risk Management
Derivative financial assets, undiscounted cash flows			5,084
Derivative financial assets, carrying amount			3,376
Interest rate swaps with a negative fair value
Financial Risk Management
Derivatives	(14,229)		(370)
Derivative financial liabilities, carrying amount	(11,855)		(287)
Gross settled foreign currency contracts, pay leg (EUR)
Financial Risk Management
Derivatives	(183,741)		(183,741)
Gross settled foreign currency contracts, receive leg (USD)
Financial Risk Management
Derivative financial assets, undiscounted cash flows | $		$ 178,403		$ 181,921
Derivative financial assets, carrying amount | $		(5,338)		(1,821)
Less than 1 year
Financial Risk Management
Derivative financial assets, undiscounted cash flows	798
Derivatives			(305)
Less than 1 year | Interest rate swaps with a positive fair value
Financial Risk Management
Derivatives			(305)
Less than 1 year | Interest rate swaps with a negative fair value
Financial Risk Management
Derivative financial assets, undiscounted cash flows	798
Between 1 and 2 years
Financial Risk Management
Derivatives	(8,504)		(662)
Between 1 and 2 years | Interest rate swaps with a positive fair value
Financial Risk Management
Derivative financial assets, undiscounted cash flows			1,158
Between 1 and 2 years | Interest rate swaps with a negative fair value
Financial Risk Management
Derivatives	(3,166)
Between 1 and 2 years | Gross settled foreign currency contracts, pay leg (EUR)
Financial Risk Management
Derivatives	(183,741)		(183,741)
Between 1 and 2 years | Gross settled foreign currency contracts, receive leg (USD)
Financial Risk Management
Derivative financial assets, undiscounted cash flows | $		$ 178,403		$ 181,921
After 2 years
Financial Risk Management
Derivative financial assets, undiscounted cash flows			3,861
Derivatives	(11,862)
After 2 years | Interest rate swaps with a positive fair value
Financial Risk Management
Derivative financial assets, undiscounted cash flows			4,231
After 2 years | Interest rate swaps with a negative fair value
Financial Risk Management
Derivatives	€ (11,862)		€ (370)